Share-Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	Nov. 30, 2021	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Incentive Plan Modification, description	awards were determined to meet equity classification, resulting in a reclassification of the fair value of the awards of $351.8 million on the modification date from share-based compensation liabilities to additional paid-in capital. As a result, share-based compensation expense subsequent to November 30, 2021 was driven by the valuation upon the Incentive Plan Modification on November 30, 2021 final remeasurement date. The Company did not grant any additional incentive units after the Incentive Plan Modification. For the year ended December 31, 2020, share-based compensation expense was driven by the valuation on the December 31, 2020 remeasurement date.
SPAC Transaction, a time to exit				3 months 14 days
Percentage of DLOM				6.00%
Weighted-average period				1 year 8 months 12 days
Fair value (in Dollars)				$ 10,600
Manscaped Holdings, LLC [Member]
Share-Based Compensation (Details) [Line Items]
Grant or vest, percentage				25.00%
Authorized for issuance (in Shares)				21,000,000
Equity ownership percentage				50.00%
Discounted debt-free, percentage	25.00%				40.00%
Unrecognized share-based compensation cost (in Dollars)				$ 79,400
Redeemed incentive units (in Shares)		2,028,458
Excess of fair value (in Dollars)		$ 17,800
Additional compensation expense (in Dollars)		13,400
Marketing and selling expenses (in Dollars)		4,800		$ 267,648	$ 103,434
General and administrative expenses (in Dollars)		$ 8,600
Fully vested units (in Shares)			211,927	601,018
Additional paid-in capital (in Dollars)			$ 900
Manscaped Holdings, LLC [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Discount for lack of marketability, percentage	20.00%
Manscaped Holdings, LLC [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Discount for lack of marketability, percentage			25.00%
Manscaped Holdings, LLC [Member] | Call Option [Member]
Share-Based Compensation (Details) [Line Items]
Equity ownership percentage	80.00%
SPAC Transaction scenario [Member]
Share-Based Compensation (Details) [Line Items]
Probability weight	80.00%
stay-private scenario [Member]
Share-Based Compensation (Details) [Line Items]
Probability weight	20.00%